Goodwill (Tables)	12 Months Ended
Aug. 31, 2022
Goodwill [Abstract]
Schedule of table summarizes the change in the carrying amount of goodwill by segment
	Overseas Schools	Complementary Education Services	Total
	RMB	RMB	RMB
Balance as of August 31, 2020	1,259,647	793,077	2,052,724
Addition (a)	—	20,874	20,874
Impairment (b)	—	(84,730)	(84,730)
Exchange realignment	(38,682)	—	(38,682)
Balance as of August 31, 2021	1,220,965	729,221	1,950,186
Impairment (c)	(419,805)	—	(419,805)
Exchange realignment	(96,465)	—	(96,465)
Balance as of August 31, 2022	704,695	729,221	433,916
(a)	For the year ended August 31, 2021, the additions to goodwill reflects the excess of the consideration paid over the fair values of the identifiable net assets acquired of Leti (Note 4).
(b)	For each of the years ended August 31, 2020 and 2021, the Company performed impairment test of its goodwill. The impairment test performed during fiscal years ended August 31, 2020 did not result in the fair value exceeding the carrying value; therefore, the Group recorded nil impairment loss on goodwill for the year. For the year ended August 31, 2021, the Group has determined that based on the underperformance of Elan reporting unit, market conditions and other factors including the adverse impacts from the regulations on after-school tutoring promulgated by the General Office of State Council and the General Office of Central Committee of the Communist Party of China in fiscal year 2021, it was more likely than not that there were indications of impairment. Furthermore, the Group also has determined that based on the underperformance of the Chengdu Yinzhe reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of Elan and Chengdu Yinzhe reporting unit exceeded their respective fair values. Accordingly, the Group recorded RMB 51,361 and RMB 33,369 as impairment loss on goodwill of Elan and Chengdu Yinzhe on the consolidated statement of operations for the year ended August 31, 2021, respectively. The impairment is recorded in complementary education services reportable segment.
(c)	For the year ended August 31, 2022, the Company performed impairment test of its goodwill. Based on the results of the Group’s annual goodwill impairment assessment performed as of August 31, 2022 for all of reporting units, it is determined that the carrying amounts of the Group’s goodwill reporting units did not exceed their respective fair values and, therefore, no impairment existed, except for the Overseas Schools reporting unit. The Group has determined that based on the underperformance of the Overseas Schools reporting unit, market conditions and other factors, it was more likely than not that there were indications of impairment. The Group utilized the discounted cash flow model to estimate the fair value of the reporting units and concluded the carrying amount of the Overseas Schools reporting unit exceeded its fair value. Accordingly, the Group recorded RMB 419,805 as impairment loss on goodwill on the consolidated statement of operations for the year ended August 31, 2022. In the Company’s 2022 annual goodwill impairment assessment for the Overseas Schools reporting unit, the key assumptions used are a discount rate of 15% (2021: 15%), a terminal growth rate of 2.3% (2021: 3%) and forecast future revenue. The impairment is recorded in Overseas Schools reportable segment.